Acquisitions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill impaired	$ 21,722,213
Revenues	4,151,605	$ 2,278,814	$ 2,381,737
Net Income (Loss) Attributable to Parent	55,644,135	(1,139,072)	$ (306,153)
Goodwill, Purchase Accounting Adjustments	21,722,213
Ordinary shares issued to seller	$ 606,114
Ordinary share price	$ 2.65
Amortization expense	$ 486,141	1,324,900
Non-recurring costs	5,468,201
Additional interest expense	94,685	$ 119,095
M T S [Member]
Business Acquisition [Line Items]
Revenues	1,517,001
Net Income (Loss) Attributable to Parent	22,173,554
Four Cubed [Member]
Business Acquisition [Line Items]
Transaction Costs	67,130
Ordinary shares issued to seller	$ 606,114
Ordinary share price	$ 2.65
M T S Merger [Member]
Business Acquisition [Line Items]
Transaction Costs	$ 3,084,341